Inventories (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Inventory Disclosure [Line Items]
Period of time on the market when inventory adjustment formula is first applied	2 years
Raw materials and consumables	$ 412	$ 469
Work-in-progress	54	45
Finished goods and goods for resale	1,651	1,873
Total inventories	2,117	2,387
Expense from incremental excess and obsolescence, inventories	159	0	$ 0
Write-down of inventory due to disposal of certain products and voluntary product discontinuation	0	17
Cost of inventories recognised as an expense and included in cost of goods sold	1,625	1,583	1,459
Inventory write-offs and provision increases	231	120	106
Impairment
Schedule Of Inventory Disclosure [Line Items]
Total inventories	(644)	(511)
Increase in inventories from changes in foreign exchange rates	(15)
Excess and obsolete inventory
Schedule Of Inventory Disclosure [Line Items]
Expense from incremental excess and obsolescence, inventories	159	0	$ 0
Increase in existing provisions from inventory portfolio rationalisation programme	$ 159	$ 0